Revenue - Contract assets and liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue
Deferred revenue at 1 January	€ 47,337	€ 13,881
Deferred during the period	66,748	45,633
Recognised as revenue during the period	(25,764)	(34,594)
Total deferred revenue at end of period	88,321	24,920
Current	79,984	23,186	€ 45,590
Non-current	€ 8,337	€ 1,734	€ 1,747